Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2014
Banking and Thrift [Abstract]
Capital Amounts and Ratios

Capital amounts and ratios are presented in the following table (in thousands):

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of September 30, 2014
Total risk based capital (to risk-weighted assets):
Consolidated	$851,867	12.87%	$529,521	8.00%	N/A	N/A
Bank	861,392	13.02%	529,273	8.00%	$661,591	10.00%

Tier 1 risk based capital (to risk-weighted assets):
Consolidated	782,872	11.83%	264,707	4.00%	N/A	N/A
Bank	813,874	12.30%	264,674	4.00%	397,012	6.00%

Tier 1 leverage capital (to average assets):
Consolidated	782,872	9.10%	344,120	4.00%	N/A	N/A
Bank	813,874	9.46%	344,133	4.00%	430,166	5.00%

As of September 30, 2013
Total risk based capital (to risk-weighted assets):
Consolidated	$846,689	13.80%	$490,865	8.00%	N/A	N/A
Bank	848,534	13.83%	490,793	8.00%	$613,492	10.00%

Tier 1 risk based capital (to risk-weighted assets):
Consolidated	762,189	12.42%	245,433	4.00%	N/A	N/A
Bank	792,670	12.92%	245,397	4.00%	368,095	6.00%

Tier 1 leverage capital (to average assets):
Consolidated	762,189	9.20%	331,374	4.00%	N/A	N/A
Bank	792,670	9.45%	335,348	4.00%	419,185	5.00%